5) Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments Tables Abstract
Information by operating segment, reviewed.

All transactions between operating segments are conducted on an arm’s length basis, with intra-segment revenue and costs being eliminated in “Other operations, adjustments and eliminations”. Income and expenses directly associated with each segment are included in determining business-segment performance.

	On December 31, 2020 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	74,335,609	22,444,253	109,663	(111,074)	96,778,451	484,720	(3,521,128)	4,687,074	98,429,117
Expenses from financial intermediation (4)	(23,937,104)	(18,341,232)	(455)	118,931	(42,159,860)	(40,645)	1,051,877	(7,427,059)	(48,575,687)
Financial margin	50,398,505	4,103,021	109,208	7,857	54,618,591	444,075	(2,469,251)	(2,739,985)	49,853,430
Expected Credit Loss Associated with Credit Risk expense	(25,268,087)	-	-	-	(25,268,087)	(104,072)	-	5,826,884	(19,545,275)
Gross income from financial intermediation	25,130,418	4,103,021	109,208	7,857	29,350,504	340,003	(2,469,251)	3,086,899	30,308,155
Other income from insurance, pension plans and capitalization bonds	-	8,074,969	-	23,773	8,098,742	-	-	-	8,098,742
Fee and commission income and income from banking fees	30,307,248	1,875,701	448,292	(203,830)	32,427,411	4,031,391	2,164,111	(13,686,459)	24,936,454
Personnel expenses	(17,714,158)	(1,903,919)	(174,340)	62	(19,792,355)	(631,755)	-	1,458,633	(18,965,477)
Other administrative expenses (5)	(19,349,706)	(1,524,278)	(340,464)	674,656	(20,539,792)	(1,442,189)	218,055	358,770	(21,405,156)
Tax expenses	(5,476,957)	(1,038,918)	(74,502)	-	(6,590,377)	(541,474)	-	1,082,949	(6,048,902)
Share of profit (loss) of unconsolidated and jointly controlled companies	(271)	98,937	16,222	-	114,888	(634,424)	-	964,394	444,858
Other operating income / expenses	(15,634,441)	(1,033,754)	102,438	(502,518)	(17,068,275)	(678,421)	87,085	4,861,111	(12,798,500)
Operating profit/(loss)	(2,737,867)	8,651,759	86,854	-	6,000,746	443,131	-	(1,873,703)	4,570,174
Non-operating income/(expense)	(284,469)	(197,204)	1,100	-	(480,573)	(14,306)	-	-	(494,879)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	14,508,637	(3,425,110)	(57,123)	-	11,026,404	(428,825)	-	1,361,087	11,958,666
Net income in 2020	11,486,301	5,029,445	30,831	-	16,546,577	-	-	(512,616)	16,033,961
Total assets	1,435,481,875	338,923,828	5,658,304	(135,259,892)	1,644,804,115	(9,364,134)	(44,400,937)	13,614,746	1,604,653,790
Investments in associates and joint ventures	77,091,501	1,856,796	60,271	(77,139,456)	1,869,112	5,177,598	-	340,130	7,386,840
Total liabilities	1,291,779,235	338,923,828	5,658,304	(135,259,892)	1,501,101,475	(9,364,134)	(44,400,937)	11,200,012	1,458,536,416

(1) It refers to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Adjustments of consolidation originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in accordance with IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) It includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and

(5) It includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	On December 31, 2019 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial statement of income	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	113,402,430	22,936,178	228,386	(2,651,701)	133,915,293	(818,428)	125,364	(8,915,835)	124,306,394
Expenses from financial intermediation (4)	(49,683,456)	(16,930,146)	-	2,651,701	(63,961,901)	104,508	2,404,402	2,835,005	(58,617,986)
Financial margin	63,718,974	6,006,032	228,386	-	69,953,392	(713,920)	2,529,766	(6,080,830)	65,688,408
Expected Credit Loss Associated with Credit Risk expense	(18,891,493)	-	-	-	(18,891,493)	170,961	-	4,716,005	(14,004,527)
Gross income from financial intermediation	44,827,481	6,006,032	228,386	-	51,061,899	(542,959)	2,529,766	(1,364,825)	51,683,881
Other income from insurance, pension plans and capitalization bonds	-	8,935,610	-	33,355	8,968,965	(6,840)	-	13,680	8,975,805
Fee and commission income and income from banking fees	31,135,507	2,028,371	306,865	(136,176)	33,334,567	(4,128,937)	(2,254,425)	(1,613,529)	25,337,676
Personnel expenses	(23,072,600)	(2,030,224)	(390,706)	-	(25,493,530)	710,807	-	256,405	(24,526,318)
Other administrative expenses (5)	(20,327,502)	(1,495,894)	(194,265)	611,500	(21,406,161)	1,419,119	(249,173)	(2,119,131)	(22,355,346)
Tax expenses	(6,203,188)	(1,110,470)	(72,662)	-	(7,386,320)	528,090	-	-	(6,858,230)
Share of profit (loss) of unconsolidated and jointly controlled companies	12,921	276,165	8,046	-	297,132	906,399	-	(2,449)	1,201,082
Other operating income / expenses	(21,082,041)	(734,635)	99,071	(508,679)	(22,226,284)	663,471	(26,168)	2,012,421	(19,576,560)
Operating profit/(loss)	5,290,578	11,874,955	(15,265)	-	17,150,268	(450,850)	-	(2,817,428)	13,881,990
Non-operating income/(expense)	(537,428)	26,800	133	-	(510,495)	(9,583)	-	19,166	(500,912)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	10,431,415	(4,490,945)	2,372	-	5,942,842	460,433	-	1,388,854	7,792,129
Net Income in 2019	15,184,565	7,410,810	(12,760)	-	22,582,615	-	-	(1,409,408)	21,173,207
Total assets	1,264,627,391	325,767,085	5,014,369	(186,104,068)	1,409,304,777	(8,436,501)	(41,729,208)	19,388,617	1,378,527,685
Investments in associates and joint ventures	106,628,723	2,261,867	6,603	(106,710,041)	2,187,152	5,103,609	-	344,851	7,635,612
Total liabilities	1,064,606,520	287,062,911	1,167,684	(79,394,027)	1,273,443,088	(7,333,871)	(41,729,208)	18,604,102	1,242,984,111

(1) It refers to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Adjustments of consolidation originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in accordance with IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) It includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income” and “Net gains / (losses) from operations in foreign currency”; and

(5) It includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	On December 31, 2018 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial statement of income	Proportionately consolidated (1)	Consolidation adjustments (2)	Adjustments (3)	Consolidated in accordance with IFRS

Revenue from financial intermediation	110,639,034	18,612,108	256,364	(1,727,080)	127,780,426	(1,084,631)	(1,084,034)	(13,064,806)	112,546,955
Expenses from financial intermediation (4)	(52,958,441)	(13,365,526)	-	1,727,080	(64,596,887)	88,764	3,729,581	5,533,873	(55,244,669)
Financial margin	57,680,593	5,246,582	256,364	-	63,183,539	(995,867)	2,645,547	(7,530,933)	57,302,286
Expected Credit Loss Associated with Credit Risk expense	(18,319,973)	-	-	-	(18,319,973)	94,494	-	1,960,644	(16,264,835)
Gross income from financial intermediation	39,360,620	5,246,582	256,364	-	44,863,566	(901,373)	2,645,547	(5,570,289)	41,037,451
Other income from insurance, pension plans and capitalization bonds	-	8,320,676	-	39,858	8,360,534	-	-	-	8,360,534
Fee and commission income and income from banking fees	30,022,769	2,169,807	354,734	(221,722)	32,325,588	(4,578,360)	(2,527,231)	(1,388,407)	23,831,590
Personnel expenses	(18,102,452)	(1,643,734)	(239,461)	-	(19,985,647)	854,580	-	259,605	(18,871,462)
Other administrative expenses (5)	(19,126,128)	(1,609,750)	(204,736)	649,851	(20,290,763)	971,706	(119,519)	(2,243,641)	(21,682,217)
Tax expenses	(5,660,519)	(960,453)	(73,649)	-	(6,694,621)	597,722	-	-	(6,096,899)
Share of profit (loss) of unconsolidated and jointly controlled companies	6,620	206,272	(14,879)	-	198,013	1,420,804	-	61,558	1,680,375
Other operating income / expenses	(11,943,485)	(998,070)	193,794	(467,967)	(13,215,728)	891,788	1,203	4,376,193	(7,946,544)
Operating profit/(loss)	14,557,425	10,731,330	272,167	20	25,560,942	(743,133)	-	(4,504,981)	20,312,828
Non-operating income/(expense)	(929,396)	32,145	2,406	(20)	(894,865)	24,052	-	-	(870,813)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(1,134,166)	(4,374,553)	(72,405)	-	(5,581,124)	719,081	-	2,168,467	(2,693,576)
Net Income in 2018	12,493,863	6,388,922	202,168	-	19,084,953			(2,336,514)	16,748,439
Total assets	1,251,749,713	304,004,114	5,966,071	(175,709,936)	1,386,009,962	(8,731,352)	(89,986,505)	18,251,609	1,305,543,714
Investments in associates and joint ventures	97,416,676	2,617,258	60,894	(97,903,242)	2,191,586	5,619,603	-	314,610	8,125,799
Total liabilities	1,068,861,135	270,540,773	1,148,139	(77,806,694)	1,262,743,353	(7,630,632)	(89,986,505)	15,741,378	1,180,867,594

(1) It refers to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;

(2) Adjustments of consolidation originating from the “non-consolidation” of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in accordance with IFRS. The main adjustments refer to the impairment of loans and advances, effective interest rate and business combinations;

(4) It includes, in the Consolidated IFRS, the balances related to “Net gains/(losses) on financial assets and liabilities at fair value through income”, “Net gains/(losses) on financial assets at fair value through other comprehensive income” and “Net gains/(losses) on foreign currency transactions”; and

(5) It includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.